Business segment information - Adjustment items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Adjustments
Business segment information
Net operating income	$ (913)	$ (874)	$ (1,268)	$ (295)
Adjustments - Inventory valuation effect
Business segment information
Net operating income	(269)	(327)	(347)	(220)
Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(283)	(291)	(438)	(611)
Adjustments - Restructuring charges
Business segment information
Net operating income		(11)		(11)
Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(209)		(209)	(644)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income		(110)		1,397
Adjustments - Other items
Business segment information
Net operating income	(152)	(135)	(274)	(206)
Exploration & Production | Adjustments
Business segment information
Net operating income	(33)	(53)	(133)	(75)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income				(9)
Exploration & Production | Adjustments - Other items
Business segment information
Net operating income	(33)	(53)	(133)	(66)
Integrated LNG | Adjustments
Business segment information
Net operating income	(203)	(12)	(214)	26
Integrated LNG | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(107)	(12)	(118)	26
Integrated LNG | Adjustments - Other items
Business segment information
Net operating income	(96)		(96)
Integrated Power | Adjustments
Business segment information
Net operating income	(189)	(333)	(333)	(1,389)
Integrated Power | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(176)	(279)	(320)	(637)
Integrated Power | Adjustments - Restructuring charges
Business segment information
Net operating income		(11)		(11)
Integrated Power | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(13)		(13)	(644)
Integrated Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income		29		29
Integrated Power | Adjustments - Other items
Business segment information
Net operating income		(72)		(126)
Refining & Chemicals | Adjustments
Business segment information
Net operating income	(447)	(264)	(500)	(171)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(251)	(263)	(304)	(170)
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income	(196)		(196)
Refining & Chemicals | Adjustments - Other items
Business segment information
Net operating income		(1)		(1)
Marketing & Services | Adjustments
Business segment information
Net operating income	(18)	(203)	(43)	1,327
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(18)	(64)	(43)	(50)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income		(139)		1,377
Corporate | Adjustments
Business segment information
Net operating income	(23)	(9)	(45)	(13)
Corporate | Adjustments - Other items
Business segment information
Net operating income	$ (23)	$ (9)	$ (45)	$ (13)